S000004161 [Member] Investment Objectives and Goals - ClearBridge Large Cap Growth Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE LARGE CAP GROWTH FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.